DEPOSITS AND PREPAID EXPENSES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits for prepayments for purchases of equipment	$ 1,025,161	$ 318,192	$ 0
Miscellaneous	907,629	4,892,258	0
Deposits for- acquisition of land use right	7,826,508	7,826,508	4,453,665
Deposits for- inventory purchases	1,843,325	2,228,854	5,190,952
Deposits for- aquaculture contract	4,719,101	7,062,600	3,085,164
Deposits for- building materials	1,281,935	2,000,000	0
Deposits for- proprietary technology	4,404,210	2,254,839	0
Prepayments for construction in progress	29,173,167	14,423,021	0
Shares issued for employee compensation and oversea professional fee	133,744	271,800	2,139,057
Temporary deposits payment for acquiring equity investments	33,541,840	6,030,785	0
Deposits and prepaid expenses	$ 84,856,620	$ 47,308,857	$ 14,868,838